EQUITY - Disclosure of equity (Details) shares in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2023 shares	Dec. 31, 2023 shares shares	Dec. 31, 2022 shares shares
Equity [abstract]
Common shares outstanding beginning balance	286,493,000	286,493,000	284,892,000
Common shares issued under PSU plan	1,597,177	1,597,000	866,000
Exercise of share options		1,910	735
Common shares outstanding ending balance		290,000,000	286,493,000